CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012
Cash Flows From Operating Activities:
Net income attributable to Tyco common shareholders	$ 270	$ 163
Noncontrolling interest in subsidiaries net income	2	2
Income from discontinued operations, net of income taxes	(26)	(23)
Income from continuing operations	246	142
Adjustments to reconcile net cash provided by operating activities:
Depreciation and amortization	94	94
Non-cash compensation expense	15	14
Deferred income taxes	51	10
Provision for losses on accounts receivable and inventory	10	17
Legacy legal matters reversal	(92)	0
Other non-cash items	7	(3)
Changes in assets and liabilities, net of the effects of acquisitions and divestitures:
Accounts receivable, net	19	(5)
Contracts in progress	14	(2)
Inventories	(31)	(28)
Prepaid expenses and other current assets	(54)	35
Accounts payable	(40)	(46)
Accrued and other liabilities	(106)	(232)
Deferred revenue	(40)	(47)
Other	0	2
Net cash provided by (used in) operating activities	93	(49)
Net cash provided by discontinued operating activities	30	14
Cash Flows From Investing Activities:
Capital expenditures	(63)	(64)
Proceeds from disposal of assets	4	3
Acquisition of businesses, net of cash acquired	(54)	(23)
Acquisition of dealer generated customer accounts and bulk account purchases	(11)	(5)
Sales and maturities of investments	112	11
Purchases of investments	(32)	(91)
Other	6	8
Net cash used in investing activities	(38)	(161)
Net cash used in discontinued investing activities	(29)	(27)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	310	0
Repayment of short-term debt	(150)	0
Proceeds from exercise of share options	40	46
Dividends paid	(74)	(70)
Repurchase of common shares by treasury	(250)	(50)
Transfer to discontinued operations	1	(46)
Other	(9)	(16)
Net cash used in financing activities	(132)	(136)
Net cash (used in) provided by discontinued financing activities	(1)	46
Effect of currency translation on cash	(7)	3
Net decrease in cash and cash equivalents	(84)	(310)
Less: net increase in cash and cash equivalents related to discontinued operations	0	33
Cash and cash equivalents at beginning of period	563	844
Cash and cash equivalents at end of period	$ 479	$ 501